UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-04264



Name of Fund: BlackRock California Insured Municipal Bond Fund of BlackRock

California Municipal Series Trust



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, BlackRock California Insured Municipal Bond Fund of BlackRock

California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ,

08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011



Registrant's telephone number, including area code: (800) 441-7762 Date of fiscal year end: 05/31 Date of reporting period: 07/01/2007 -- 06/30/2008 Item

1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock California Insured Municipal Bond Fund of BlackRock California

Municipal Series Trust



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

BlackRock California Insured Municipal Bond Fund of BlackRock California

Municipal Series Trust



Date: August 25, 2008



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04264
Reporting Period: 07/01/2007 - 06/30/2008
BlackRock California Municipal Series Trust









=============== BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND  ==============


BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST INC, THE

Ticker:       BFC            Security ID:  09247G108
Meeting Date: AUG 16, 2007   Meeting Type: Annual
Record Date:  JUN 20, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee G. Nicholas Beckwith, III   For       For        Management
1.2   Elect Trustee Richard E. Cavanagh         For       For        Management
1.3   Elect Trustee Richard S. Davis            For       For        Management
1.4   Elect Trustee Kent Dixon                  For       For        Management
1.5   Elect Trustee Kathleen F. Feldstein       For       For        Management
1.6   Elect Trustee James T. Flynn              For       For        Management
1.7   Elect Trustee Henry Gabbay                For       For        Management
1.8   Elect Trustee Jerrold B. Harris           For       For        Management
1.9   Elect Trustee R. Glenn Hubbard            For       For        Management
1.10  Elect Trustee Karen P. Robards            For       For        Management
1.11  Elect Trustee Robert S. Salomon, Jr.      For       For        Management

========== END NPX REPORT